SEGMENT REPORTING - Segment information (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2024 USD ($)
SEGMENT REPORTING
Total Revenues	¥ 383,956	$ 52,602	¥ 537,402	¥ 472,085
Cost of sales	(463,118)	(63,447)	(614,010)	(624,494)
Gross profit (loss)	(79,162)	$ (10,845)	(76,608)	(152,409)
Total assets	6,726,388		6,053,943		$ 921,512
Network Segment
SEGMENT REPORTING
Total Revenues	113,710		218,343	254,442
Cost of sales	(122,838)		(206,527)	(225,245)
Gross profit (loss)	(9,128)		11,816	29,197
Hospital
SEGMENT REPORTING
Total Revenues	270,246		319,059	217,643
Cost of sales	(340,280)		(407,483)	(399,249)
Gross profit (loss)	(70,034)		(88,424)	¥ (181,606)
Operation segment
SEGMENT REPORTING
Total assets	6,726,388		6,053,943		921,512
Operation segment | Network Segment
SEGMENT REPORTING
Total assets	2,354,543		1,769,085		322,571
Operation segment | Hospital
SEGMENT REPORTING
Total assets	¥ 4,371,845		¥ 4,284,858		$ 598,941